Commitments and Contingencies (Details) - USD ($)	Mar. 15, 2025	Mar. 31, 2024
commitments and contingencies [Line Items]
Remaining commitment amount		$ 946,000
Complaint seeks amount	$ 2,000,000	3,144,000
Mortgage reset		1,554,300
Office Property [Member]
commitments and contingencies [Line Items]
Complaint seeks amount		$ 1,589,700